Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Amplify ETF Trust
Entity Central Index Key	0001633061
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Amplify AI Powered Equity ETF
Shareholder Report [Line Items]
Fund Name	Amplify AI Powered Equity ETF
Class Name	Amplify AI Powered Equity ETF
Trading Symbol	AIEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify AI Powered Equity ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify AI Powered Equity ETF	$37	0.75%
[1]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 109,319,454
Holdings Count | $ / shares	161
Advisory Fees Paid, Amount	$ 437,316
Investment Company Portfolio Turnover	312.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$109,319,454
Number of Holdings	161
Net Advisory Fee	$437,316
Portfolio Turnover	312%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
NVIDIA Corp.	7.5%
Apple, Inc.	6.3%
Microsoft Corp.	4.7%
Alphabet, Inc. - Class A	3.3%
Amazon.com, Inc.	3.1%
Alphabet, Inc. - Class C	2.4%
Broadcom, Inc.	2.1%
Meta Platforms, Inc. - Class A	2.0%
JPMorgan Chase & Co.	1.7%
Berkshire Hathaway, Inc. - Class B	1.6%
Sector Breakdown**
[2],[3]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Alternative Harvest ETF
Shareholder Report [Line Items]
Fund Name	Amplify Alternative Harvest ETF
Class Name	Amplify Alternative Harvest ETF
Trading Symbol	MJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Alternative Harvest ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Alternative Harvest ETF	$15	0.37%
[4]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.37%
Net Assets	$ 115,731,523
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 272,722
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$115,731,523
Number of Holdings	12
Net Advisory Fee	$272,722
Portfolio Turnover	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Amplify Seymour Cannabis ETF	49.0%
First American Government Obligations Fund - Class X	26.2%
Tilray Brands, Inc.	14.2%
Cronos Group, Inc.	8.4%
Canopy Growth Corp.	7.0%
SNDL, Inc.	6.1%
Village Farms International, Inc.	5.6%
Aurora Cannabis, Inc.	3.5%
High Tide, Inc.	3.4%
Organigram Global, Inc.	2.3%
[5]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Bitcoin 2% Monthly Option Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify Bitcoin 2% Monthly Option Income ETF
Class Name	Amplify Bitcoin 2% Monthly Option Income ETF
Trading Symbol	BITY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Bitcoin 2% Monthly Option Income ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Bitcoin 2% Monthly Option Income ETF	$26	0.65%
[6]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.65%
Net Assets	$ 11,354,763
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 51,087
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$11,354,763
Number of Holdings	6
Net Advisory Fee	$51,087
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
United States Treasury Bill	35.4%
iShares Bitcoin Trust ETF	23.4%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 09/18/2026; Exercise Price: $160.50	11.2%
Invesco Government & Agency Portfolio - Institutional Class	0.2%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 04/07/2026; Exercise Price: $169.58 (Short)	-0.4%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 09/18/2026; Exercise Price: $160.50 (Short)	-10.0%
[7]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Bitcoin Max Income Covered Call ETF
Shareholder Report [Line Items]
Fund Name	Amplify Bitcoin Max Income Covered Call ETF
Class Name	Amplify Bitcoin Max Income Covered Call ETF
Trading Symbol	BAGY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Bitcoin Max Income Covered Call ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Bitcoin Max Income Covered Call ETF	$26	0.65%
[8]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.65%
Net Assets	$ 10,855,809
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 38,835
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$10,855,809
Number of Holdings	5
Net Advisory Fee	$38,835
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
United States Treasury Bill	27.8%
Invesco Government & Agency Portfolio - Institutional Class	20.4%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 09/18/2026; Exercise Price: $160.50	15.1%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 04/07/2026; Exercise Price: $169.34 (Short)	-0.6%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 09/18/2026; Exercise Price: $160.50 (Short)	-13.5%
[9]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify BlackSwan Growth & Treasury Core ETF
Shareholder Report [Line Items]
Fund Name	Amplify BlackSwan Growth & Treasury Core ETF
Class Name	Amplify BlackSwan Growth & Treasury Core ETF
Trading Symbol	SWAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify BlackSwan Growth & Treasury Core ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify BlackSwan Growth & Treasury Core ETF	$25	0.49%
[10]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 355,792,290
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 903,277
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$355,792,290
Number of Holdings	13
Net Advisory Fee	$903,277
Portfolio Turnover	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
United States Treasury Note/Bond	9.0%
United States Treasury Note/Bond	9.0%
United States Treasury Note/Bond	9.0%
United States Treasury Note/Bond	9.0%
United States Treasury Note/Bond	8.9%
United States Treasury Note/Bond	8.9%
United States Treasury Note/Bond	8.9%
United States Treasury Note/Bond	8.9%
United States Treasury Note/Bond	8.9%
United States Treasury Note/Bond	8.9%
[11]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify BlackSwan ISWN ETF
Shareholder Report [Line Items]
Fund Name	Amplify BlackSwan ISWN ETF
Class Name	Amplify BlackSwan ISWN ETF
Trading Symbol	ISWN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify BlackSwan ISWN ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify BlackSwan ISWN ETF	$25	0.49%
[12]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 33,813,541
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 83,859
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$33,813,541
Number of Holdings	13
Net Advisory Fee	$83,859
Portfolio Turnover	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
United States Treasury Note/Bond	8.7%
United States Treasury Note/Bond	8.7%
United States Treasury Note/Bond	8.6%
United States Treasury Note/Bond	8.6%
United States Treasury Note/Bond	8.6%
United States Treasury Note/Bond	8.6%
United States Treasury Note/Bond	8.6%
United States Treasury Note/Bond	8.6%
United States Treasury Note/Bond	8.6%
United States Treasury Note/Bond	8.6%
[13]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Blockchain Technology ETF
Shareholder Report [Line Items]
Fund Name	Amplify Blockchain Technology ETF
Class Name	Amplify Blockchain Technology ETF
Trading Symbol	BLOK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Blockchain Technology ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Blockchain Technology ETF	$30	0.70%
[14]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.70%
Material Change Date	Oct. 13, 2025
Net Assets	$ 925,189,979
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 4,182,116
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$925,189,979
Number of Holdings	55
Net Advisory Fee	$4,182,116
Portfolio Turnover	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
First American Government Obligations Fund - Class X	7.4%
Terawulf, Inc.	3.8%
Galaxy Digital, Inc. - Class A	3.7%
NU Holdings Ltd. - Class A	3.6%
Hut 8 Corp.	3.5%
Cipher Digital, Inc.	3.5%
Coinbase Global, Inc. - Class A	3.4%
Robinhood Markets, Inc. - Class A	3.3%
International Business Machines Corp.	3.2%
Opera Ltd.	3.2%
Industry Breakdown**
[15],[16]
Material Fund Change [Text Block]
Fund Name Change:
Effective on October 13, 2025, BLOK’s  name changed to the Amplify Blockchain Technology ETF.
Other Material Fund Changes:
Effective October 13, 2025, BLOK’s investment policy changed to reflect the fund’s investment in equity securities of companies actively involved in the development and utilization of blockchain technologies.

Material Fund Change Name [Text Block]	Effective on October 13, 2025, BLOK’s name changed to the Amplify Blockchain Technology ETF.
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Bloomberg AI Value Chain ETF
Shareholder Report [Line Items]
Fund Name	Amplify Bloomberg AI Value Chain ETF
Class Name	Amplify Bloomberg AI Value Chain ETF
Trading Symbol	AIVC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Bloomberg AI Value Chain ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Bloomberg AI Value Chain ETF	$31	0.59%
[17]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 34,107,962
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 101,980
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$34,107,962
Number of Holdings	45
Net Advisory Fee	$101,980
Portfolio Turnover	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Lumentum Holdings, Inc.	4.2%
DigitalOcean Holdings, Inc.	4.1%
Ciena Corp.	3.7%
Western Digital Corporation	3.4%
Dell Technologies, Inc. - Class C	3.0%
Samsung Electronics Co. Ltd.	2.9%
Coherent Corp.	2.9%
Monolithic Power Systems, Inc.	2.7%
SK Hynix, Inc.	2.6%
ASML Holding NV	2.6%
Sector Breakdown**
[18],[19]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify BlueStar Israel Technology ETF
Shareholder Report [Line Items]
Fund Name	Amplify BlueStar Israel Technology ETF
Class Name	Amplify BlueStar Israel Technology ETF
Trading Symbol	ITEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify BlueStar Israel Technology ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify BlueStar Israel Technology ETF	$37	0.75%
[20]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 106,720,941
Holdings Count | $ / shares	59
Advisory Fees Paid, Amount	$ 380,668
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$106,720,941
Number of Holdings	59
Net Advisory Fee	$380,668
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Elbit Systems Ltd.	13.7%
First American Government Obligations Fund - Class X	11.0%
Tower Semiconductor Ltd.	8.7%
Check Point Software Technologies Ltd.	5.8%
Nova Ltd.	5.2%
Nice Ltd.	5.0%
Next Vision Stabilized Systems Ltd.	4.4%
Amdocs Ltd.	3.9%
Ormat Technologies, Inc.	3.8%
Enlight Renewable Energy Ltd.	3.8%
Sector Breakdown**
[21],[22]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Cash Flow Dividend Leaders ETF
Shareholder Report [Line Items]
Fund Name	Amplify Cash Flow Dividend Leaders ETF
Class Name	Amplify Cash Flow Dividend Leaders ETF
Trading Symbol	COWS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Cash Flow Dividend Leaders ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Cash Flow Dividend Leaders ETF	$4	0.08%
[23]
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 30,369,568
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 10,128
Investment Company Portfolio Turnover	228.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$30,369,568
Number of Holdings	41
Net Advisory Fee	$10,128
Portfolio Turnover	228%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Cheniere Energy, Inc.	3.2%
Delta Air Lines, Inc.	3.2%
Dell Technologies, Inc. - Class C	3.1%
Range Resources Corp.	3.0%
TD SYNNEX Corp.	3.0%
Allison Transmission Holdings, Inc.	2.9%
Cigna Group	2.9%
Roper Technologies, Inc.	2.8%
Owens Corning	2.8%
EQT Corp.	2.8%
Sector Breakdown**
[24],[25]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment):
Amplify Investments LLC has agreed to waive its management fees so that the COWS total annual operating expenses will not exceed 0.19% of assets under management, for assets up to $100 million, through January 28, 2027.

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify CEF High Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify CEF High Income ETF
Class Name	Amplify CEF High Income ETF
Trading Symbol	YYY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify CEF High Income ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify CEF High Income ETF	$25	0.50%
[26]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Material Change Date	Oct. 13, 2025
Net Assets	$ 662,596,601
Holdings Count | $ / shares	61
Advisory Fees Paid, Amount	$ 1,659,121
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$662,596,601
Number of Holdings	61
Net Advisory Fee	$1,659,121
Portfolio Turnover	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Tortoise Energy Infrastructure Corp.	4.1%
Royce Small-Cap Trust, Inc.	3.3%
BlackRock Capital Allocation Term Trust	3.3%
abrdn Total Dynamic Dividend Fund	3.3%
DoubleLine Income Solutions Fund	3.3%
Nuveen Floating Rate Income Fund	3.2%
abrdn Healthcare Investors	3.1%
BlackRock ESG Capital Allocation Term Trust	3.0%
Nuveen Credit Strategies Income Fund	2.9%
Western Asset Diversified Income Fund	2.9%
[27]
Material Fund Change [Text Block]
Fund Name Change:
Effective on October 13, 2025, YYY’s name changed to the Amplify CEF High Income ETF.
Other Material Fund Changes:
Effective September 2, 2025, YYY’s underlying index name changed to the Nasdaq CEF High Income Index.

Material Fund Change Name [Text Block]	Effective on October 13, 2025, YYY’s name changed to the Amplify CEF High Income ETF.Effective September 2, 2025, YYY’s underlying index name changed to the Nasdaq CEF High Income Index.
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify COWS Covered Call ETF
Shareholder Report [Line Items]
Fund Name	Amplify COWS Covered Call ETF
Class Name	Amplify COWS Covered Call ETF
Trading Symbol	HCOW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify COWS Covered Call ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify COWS Covered Call ETF	$33	0.65%
[28]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 14,518,359
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 42,901
Investment Company Portfolio Turnover	335.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$14,518,359
Number of Holdings	99
Net Advisory Fee	$42,901
Portfolio Turnover	335%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Amplify Cash Flow Dividend Leaders ETF	4.2%
Cheniere Energy, Inc.	3.1%
Delta Air Lines, Inc.	3.1%
Dell Technologies, Inc. - Class C	3.0%
Range Resources Corp.	2.9%
TD SYNNEX Corp.	2.9%
Allison Transmission Holdings, Inc.	2.8%
Cigna Group	2.8%
Owens Corning	2.7%
Roper Technologies, Inc.	2.7%
[29]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify CWP Enhanced Dividend Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify CWP Enhanced Dividend Income ETF
Class Name	Amplify CWP Enhanced Dividend Income ETF
Trading Symbol	DIVO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify CWP Enhanced Dividend Income ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify CWP Enhanced Dividend Income ETF	$28	0.54%
[30]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Net Assets	$ 6,625,279,196
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 16,001,214
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$6,625,279,196
Number of Holdings	34
Net Advisory Fee	$16,001,214
Portfolio Turnover	43%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
RTX Corp.	5.3%
Microsoft Corp.	5.1%
Caterpillar, Inc.	5.0%
JPMorgan Chase & Co.	4.9%
Goldman Sachs Group, Inc.	4.9%
Apple, Inc.	4.9%
American Express Co.	4.9%
Chevron Corp.	4.8%
TJX Cos., Inc.	4.7%
Amplify Samsung SOFR ETF	4.4%
Sector Breakdown**
[31],[32]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify CWP Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify CWP Growth & Income ETF
Class Name	Amplify CWP Growth & Income ETF
Trading Symbol	QDVO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify CWP Growth & Income ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify CWP Growth & Income ETF	$27	0.55%
[33]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 584,844,861
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 1,396,589
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$584,844,861
Number of Holdings	50
Net Advisory Fee	$1,396,589
Portfolio Turnover	86%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
NVIDIA Corp.	10.8%
Apple, Inc.	10.1%
Microsoft Corp.	7.9%
Alphabet, Inc. - Class A	7.8%
Amazon.com, Inc.	5.6%
Meta Platforms, Inc. - Class A	4.0%
Tesla, Inc.	3.9%
Broadcom, Inc.	3.8%
Invesco Government & Agency Portfolio - Institutional Class	3.5%
Amplify Samsung SOFR ETF	2.7%
Sector Breakdown**
[34],[35]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify CWP International Enhanced Dividend Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify CWP International Enhanced Dividend Income ETF
Class Name	Amplify CWP International Enhanced Dividend Income ETF
Trading Symbol	IDVO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify CWP International Enhanced Dividend Income ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify CWP International Enhanced Dividend Income ETF	$34	0.65%
[36]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 1,026,488,236
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 2,296,342
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,026,488,236
Number of Holdings	66
Net Advisory Fee	$2,296,342
Portfolio Turnover	60%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
First American Government Obligations Fund - Class X	10.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.1%
Nutrien Ltd.	3.7%
Bank of Montreal	3.1%
Alibaba Group Holding Ltd.	2.9%
Cameco Corp.	2.9%
Mitsubishi UFJ Financial Group, Inc.	2.8%
Invesco Government & Agency Portfolio - Institutional Class	2.6%
America Movil SAB de CV	2.6%
AstraZeneca PLC	2.6%
Geographic Breakdown (%)
Sector Breakdown**
[37],[38]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Cybersecurity ETF
Shareholder Report [Line Items]
Fund Name	Amplify Cybersecurity ETF
Class Name	Amplify Cybersecurity ETF
Trading Symbol	HACK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Cybersecurity ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Cybersecurity ETF	$28	0.60%
[39]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.60%
Net Assets	$ 1,881,086,965
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 6,334,015
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,881,086,965
Number of Holdings	24
Net Advisory Fee	$6,334,015
Portfolio Turnover	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Broadcom, Inc.	6.8%
Palo Alto Networks, Inc.	5.8%
Cisco Systems, Inc.	5.8%
Cloudflare, Inc. - Class A	5.8%
Crowdstrike Holdings, Inc. - Class A	5.5%
Fastly, Inc. - Class A	5.5%
General Dynamics Corp.	5.0%
Fortinet, Inc.	5.0%
Northrop Grumman Corp.	4.5%
Okta, Inc.	4.5%
Sector Breakdown**
[40],[41]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Digital Payments ETF
Shareholder Report [Line Items]
Fund Name	Amplify Digital Payments ETF
Class Name	Amplify Digital Payments ETF
Trading Symbol	IPAY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Digital Payments ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Digital Payments ETF	$33	0.75%
[42]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.75%
Net Assets	$ 162,134,041
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 791,401
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$162,134,041
Number of Holdings	42
Net Advisory Fee	$791,401
Portfolio Turnover	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Mastercard, Inc. - Class A	6.1%
Visa, Inc. - Class A	6.1%
Capital One Financial Corp.	5.6%
American Express Co.	5.6%
Block, Inc.	5.5%
Adyen NV	5.3%
PayPal Holdings, Inc.	5.2%
Wise PLC - Class A	4.9%
Coinbase Global, Inc. - Class A	4.9%
Toast, Inc. - Class A	4.7%
Geographic Breakdown (%)
[43]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Energy & Natural Resources Covered Call ETF
Shareholder Report [Line Items]
Fund Name	Amplify Energy & Natural Resources Covered Call ETF
Class Name	Amplify Energy & Natural Resources Covered Call ETF
Trading Symbol	NDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Energy & Natural Resources Covered Call ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Energy & Natural Resources Covered Call ETF	$34	0.59%
[44]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.59%
Material Change Date	Jan. 28, 2025
Net Assets	$ 26,911,532
Holdings Count | $ / shares	59
Advisory Fees Paid, Amount	$ 46,503
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$26,911,532
Number of Holdings	59
Net Advisory Fee	$46,503
Portfolio Turnover	45%

Holdings [Text Block]

Top Holdings	(%)
Petroleo Brasileiro SA - Petrobras	6.6%
LyondellBasell Industries NV - Class A	6.4%
Dow, Inc.	6.0%
Atlas Energy Solutions, Inc.	4.7%
CVR Partners LP	4.6%
FLEX LNG Ltd.	4.6%
Northern Oil & Gas, Inc.	4.5%
Eastman Chemical Co.	4.5%
Kinetik Holdings, Inc.	4.5%
First American Government Obligations Fund - Class X	4.3%

Geographic Breakdown	(%)
United States	73.0%
Canada	12.8%
Brazil	6.6%
Bermuda	4.6%
France	3.5%
United Kingdom	3.3%
Cash & Other	-3.8%

Material Fund Change [Text Block]
Fund Name Change:
Effective on January 28, 2025, NDIV’s name changed to the Amplify Energy & Natural Resources Covered Call ETF.
Changes to the Fund’s Principal Investment Strategy:
Effective November 12, 2025, NDIV changed its underlying index to the VettaFi Energy & Natural Resources Covered Call ETF. The index is comprised of dividend-paying energy and natural resources companies while generating income by selling covered call options on those holdings, providing current income with partial participation in equity market gains.

Material Fund Change Name [Text Block]	Effective on January 28, 2025, NDIV’s name changed to the Amplify Energy & Natural Resources Covered Call ETF.
Material Fund Change Strategies [Text Block]	Effective November 12, 2025, NDIV changed its underlying index to the VettaFi Energy & Natural Resources Covered Call ETF. The index is comprised of dividend-paying energy and natural resources companies while generating income by selling covered call options on those holdings, providing current income with partial participation in equity market gains.
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Ethereum 3% Monthly Option Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify Ethereum 3% Monthly Option Income ETF
Class Name	Amplify Ethereum 3% Monthly Option Income ETF
Trading Symbol	ETTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Ethereum 3% Monthly Option Income ETF (the “Fund”) for the period of October 8, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify Ethereum 3% Monthly Option Income ETF	$35	0.97%
[45],[46]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.97%
Net Assets	$ 2,613,568
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 8,273
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$2,613,568
Number of Holdings	10
Net Advisory Fee	$8,273
Portfolio Turnover	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
iShares Ethereum Trust ETF	23.7%
United States Treasury Bill	22.9%
United States Treasury Bill	11.5%
iShares Ethereum Trust ETF, Expiration: 04/17/2026; Exercise Price: $14.05	11.3%
United States Treasury Bill	9.6%
United States Treasury Bill	9.5%
Invesco Government & Agency Portfolio - Institutional Class	8.1%
United States Treasury Bill	5.8%
iShares Ethereum Trust ETF, Expiration: 04/07/2026; Exercise Price: $16.87 (Short)	-0.6%
iShares Ethereum Trust ETF, Expiration: 04/17/2026; Exercise Price: $14.05 (Short)	-1.8%
[47]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Ethereum Max Income Covered Call ETF
Shareholder Report [Line Items]
Fund Name	Amplify Ethereum Max Income Covered Call ETF
Class Name	Amplify Ethereum Max Income Covered Call ETF
Trading Symbol	EHY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Ethereum Max Income Covered Call ETF (the “Fund”) for the period of October 8, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify Ethereum Max Income Covered Call ETF	$31	0.86%
[48],[49]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.86%
Net Assets	$ 3,579,104
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 9,237
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$3,579,104
Number of Holdings	7
Net Advisory Fee	$9,237
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Invesco Government & Agency Portfolio - Institutional Class	32.3%
United States Treasury Bill	16.8%
United States Treasury Bill	16.8%
iShares Ethereum Trust ETF, Expiration: 04/17/2026; Exercise Price: $14.05	15.7%
United States Treasury Bill	9.8%
iShares Ethereum Trust ETF, Expiration: 04/07/2026; Exercise Price: $16.87 (Short)	-1.2%
iShares Ethereum Trust ETF, Expiration: 04/17/2026; Exercise Price: $14.05 (Short)	-2.5%
[50]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Etho Climate Leadership U.S. ETF
Shareholder Report [Line Items]
Fund Name	Amplify Etho Climate Leadership U.S. ETF
Class Name	Amplify Etho Climate Leadership U.S. ETF
Trading Symbol	ETHO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Etho Climate Leadership U.S. ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Etho Climate Leadership U.S. ETF	$23	0.45%
[51]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 155,398,500
Holdings Count | $ / shares	302
Advisory Fees Paid, Amount	$ 356,968
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$155,398,500
Number of Holdings	302
Net Advisory Fee	$356,968
Portfolio Turnover	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Lumentum Holdings, Inc.	3.1%
Bloom Energy Corp. - Class A	1.9%
Ciena Corp.	1.8%
Arrowhead Pharmaceuticals, Inc.	1.4%
Teradyne, Inc.	1.0%
FormFactor, Inc.	0.9%
Five Below, Inc.	0.8%
MKS, Inc.	0.8%
Modine Manufacturing Co.	0.8%
Amkor Technology, Inc.	0.7%
Sector Breakdown**
[52],[53]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify HACK Cybersecurity Covered Call ETF
Shareholder Report [Line Items]
Fund Name	Amplify HACK Cybersecurity Covered Call ETF
Class Name	Amplify HACK Cybersecurity Covered Call ETF
Trading Symbol	HAKY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify HACK Cybersecurity Covered Call ETF (the “Fund”) for the period of January 20, 2026, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify HACK Cybersecurity Covered Call ETF	$13	0.71%
[54],[55]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.71%
Net Assets	$ 1,841,248
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 2,146
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,841,248
Number of Holdings	65
Net Advisory Fee	$2,146
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Broadcom, Inc.	6.9%
Crowdstrike Holdings, Inc. - Class A	5.8%
Palo Alto Networks, Inc.	5.8%
Cisco Systems, Inc.	5.8%
Cloudflare, Inc. - Class A	5.5%
Fastly, Inc. - Class A	5.2%
Northrop Grumman Corp.	5.0%
General Dynamics Corp.	5.0%
Fortinet, Inc.	4.8%
F5, Inc.	4.5%
[56]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Junior Silver Miners ETF
Shareholder Report [Line Items]
Fund Name	Amplify Junior Silver Miners ETF
Class Name	Amplify Junior Silver Miners ETF
Trading Symbol	SILJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Junior Silver Miners ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Junior Silver Miners ETF	$40	0.69%
[57]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.69%
Net Assets	$ 4,027,866,539
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 13,723,017
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$4,027,866,539
Number of Holdings	62
Net Advisory Fee	$13,723,017
Portfolio Turnover	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
First Majestic Silver Corp.	11.2%
Coeur Mining, Inc.	9.9%
Hecla Mining Co.	9.0%
Wheaton Precious Metals Corp.	6.0%
First American Government Obligations Fund - Class X	4.9%
Endeavour Silver Corp.	4.1%
Hycroft Mining Holding Corp.	4.0%
Cia de Minas Buenaventura SAA	3.9%
Pan American Silver Corp.	3.8%
Perpetua Resources Corp.	3.7%

Geographic Breakdown	(%)
Canada	54.6%
United States	37.2%
Peru	5.0%
Poland	3.1%
Sweden	2.8%
Mexico	1.7%
Australia	0.5%
Cash & Other	-4.9%
[58]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Lithium & Battery Technology ETF
Shareholder Report [Line Items]
Fund Name	Amplify Lithium & Battery Technology ETF
Class Name	Amplify Lithium & Battery Technology ETF
Trading Symbol	BATT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Lithium & Battery Technology ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Lithium & Battery Technology ETF	$32	0.59%
[59]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%
Net Assets	$ 108,303,361
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 294,842
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$108,303,361
Number of Holdings	54
Net Advisory Fee	$294,842
Portfolio Turnover	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Contemporary Amperex Technology Co. Ltd. - Class A	8.0%
BHP Group Ltd.	6.9%
Tesla, Inc.	6.7%
BYD Co. Ltd. - Class H	6.5%
Freeport-McMoRan, Inc.	5.2%
Grupo Mexico SAB de CV - Class B	2.6%
Bloom Energy Corp. - Class A	2.5%
Teck Resources Ltd. - Class B	2.2%
Albemarle Corp.	2.2%
TDK Corp.	2.1%
Sector Breakdown**
[60],[61]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Municipal CEF High Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify Municipal CEF High Income ETF
Class Name	Amplify Municipal CEF High Income ETF
Trading Symbol	YYYM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Municipal CEF High Income ETF (the “Fund”) for the period of March 9, 2026, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify Municipal CEF High Income ETF	$3	0.50%
[62],[63]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.50%
Net Assets	$ 388,212
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 113
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$388,212
Number of Holdings	31
Net Advisory Fee	$113
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
DWS Municipal Income Trust	3.9%
Nuveen New York AMT-Free Quality Municipal Income Fund	3.9%
Nuveen Municipal High Income Opportunity Fund	3.7%
Nuveen Pennsylvania Quality Municipal Income Fund	3.7%
Invesco Pennsylvania Value Municipal Income Trust	3.7%
Nuveen California Quality Municipal Income Fund	3.7%
Nuveen New York Quality Municipal Income Fund	3.7%
Invesco Municipal Opportunity Trust	3.7%
Invesco Municipal Trust	3.6%
Invesco Value Municipal Income Trust	3.6%
[64]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Online Retail ETF
Shareholder Report [Line Items]
Fund Name	Amplify Online Retail ETF
Class Name	Amplify Online Retail ETF
Trading Symbol	IBUY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Online Retail ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Online Retail ETF	$29	0.65%
[65]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.65%
Net Assets	$ 109,054,214
Holdings Count | $ / shares	83
Advisory Fees Paid, Amount	$ 457,061
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$109,054,214
Number of Holdings	83
Net Advisory Fee	$457,061
Portfolio Turnover	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Figs, Inc. - Class A	5.5%
Liquidity Services, Inc.	3.7%
First American Government Obligations Fund - Class X	3.5%
eBay, Inc.	3.2%
Expedia Group, Inc.	3.0%
MSC Industrial Direct Co., Inc. - Class A	3.0%
Airbnb, Inc. - Class A	2.9%
Maplebear, Inc.	2.9%
Revolve Group, Inc.	2.9%
Carvana Co.	2.8%
Geographic Breakdown (%)
[66]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Samsung SOFR ETF
Shareholder Report [Line Items]
Fund Name	Amplify Samsung SOFR ETF
Class Name	Amplify Samsung SOFR ETF
Trading Symbol	SOFR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Samsung SOFR ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Samsung SOFR ETF	$10	0.20%
[67]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 413,379,223
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 362,179
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$413,379,223
Number of Holdings	5
Net Advisory Fee	$362,179
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
SOF REPO 04/02/26 3.72%	33.9%
SOF REPO 04/01/26 3.73%	32.3%
SOF REPO 04/01/26 3.72%	19.4%
SOF REPO 04/01/26 3.72%	14.5%
Invesco Government & Agency Portfolio - Institutional Class	0.0%
[68]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Samsung U.S. Natural Gas Infrastructure ETF
Shareholder Report [Line Items]
Fund Name	Amplify Samsung U.S. Natural Gas Infrastructure ETF
Class Name	Amplify Samsung U.S. Natural Gas Infrastructure ETF
Trading Symbol	USNG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Samsung U.S. Natural Gas Infrastructure ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Samsung U.S. Natural Gas Infrastructure ETF	$32	0.59%
[69]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%
Net Assets	$ 5,658,322
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 13,978
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$5,658,322
Number of Holdings	28
Net Advisory Fee	$13,978
Portfolio Turnover	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Williams Cos., Inc.	8.8%
Solaris Energy Infrastructure, Inc.	8.6%
Kinder Morgan, Inc.	8.1%
MPLX LP	7.4%
Enbridge, Inc.	7.2%
Bloom Energy Corp.	4.6%
Plains GP Holdings LP	4.3%
TC Energy Corp.	4.2%
DT Midstream, Inc.	4.0%
Energy Transfer LP	3.9%
Industry Breakdown**
[70],[71]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Seymour Cannabis ETF
Shareholder Report [Line Items]
Fund Name	Amplify Seymour Cannabis ETF
Class Name	Amplify Seymour Cannabis ETF
Trading Symbol	CNBS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Seymour Cannabis ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Seymour Cannabis ETF	$33	0.75%
[72]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.75%
Net Assets	$ 72,496,839
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 244,504
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$72,496,839
Number of Holdings	43
Net Advisory Fee	$244,504
Portfolio Turnover	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
United States Treasury Bill	51.8%
United States Treasury Bill	25.1%
Curaleaf Holdings, Inc.	12.7%
Innovative Industrial Properties, Inc.	3.2%
United States Treasury Bill	1.6%
WM Technology, Inc.	1.5%
GrowGeneration Corp.	1.0%
United States Treasury Bill	0.9%
Chicago Atlantic Real Estate Finance, Inc.	0.6%
Glass House Brands, Inc.	0.6%
Geographic Breakdown (%)
[73]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify SILJ Junior Silver Miners Covered Call ETF
Shareholder Report [Line Items]
Fund Name	Amplify SILJ Junior Silver Miners Covered Call ETF
Class Name	Amplify SILJ Junior Silver Miners Covered Call ETF
Trading Symbol	SLJY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify SILJ Junior Silver Miners Covered Call ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify SILJ Junior Silver Miners Covered Call ETF	$35	0.62%
[74]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.62%
Material Change Date	Mar. 02, 2026
Net Assets	$ 35,115,118
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 66,137
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$35,115,118
Number of Holdings	50
Net Advisory Fee	$66,137
Portfolio Turnover	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Amplify Junior Silver Miners ETF	23.6%
First Majestic Silver Corp.	8.0%
Hecla Mining Co.	7.7%
McEwen, Inc.	6.2%
Seabridge Gold, Inc.	5.4%
Endeavour Silver Corp.	4.9%
Wheaton Precious Metals Corp.	4.5%
United States Treasury Bill	4.4%
Skeena Resources Ltd.	4.2%
United States Treasury Bill	4.1%
[75]
Material Fund Change [Text Block]	Fund Name Change: Effective on March 2, 2026, SLJY’s name changed to the Amplify SILJ Junior Silver Miners Covered Call ETF.
Material Fund Change Name [Text Block]	Effective on March 2, 2026, SLJY’s name changed to the Amplify SILJ Junior Silver Miners Covered Call ETF.
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Small-Mid Cap Equity ETF
Shareholder Report [Line Items]
Fund Name	Amplify Small-Mid Cap Equity ETF
Class Name	Amplify Small-Mid Cap Equity ETF
Trading Symbol	SMAP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Small-Mid Cap Equity ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Small-Mid Cap Equity ETF	$30	0.60%
[76]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 1,223,842
Holdings Count | $ / shares	59
Advisory Fees Paid, Amount	$ 3,487
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,223,842
Number of Holdings	59
Net Advisory Fee	$3,487
Portfolio Turnover	25%

Holdings [Text Block]

Top Holdings	(%)
Monolithic Power Systems, Inc.	3.9%
Casey’s General Stores, Inc.	3.3%
West Pharmaceutical Services, Inc.	3.1%
MKS, Inc.	3.0%
Stifel Financial Corp.	3.0%
Curtiss-Wright Corp.	2.9%
Matador Resources Co.	2.8%
Webster Financial Corp.	2.7%
Watsco, Inc.	2.7%
American Financial Group, Inc.	2.6%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Solana 3% Monthly Option Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify Solana 3% Monthly Option Income ETF
Class Name	Amplify Solana 3% Monthly Option Income ETF
Trading Symbol	SOLM
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Solana 3% Monthly Option Income ETF (the “Fund”) for the period of November 3, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify Solana 3% Monthly Option Income ETF	$54	1.76%
[77],[78]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.76%
Net Assets	$ 1,303,805
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 2,566
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,303,805
Number of Holdings	10
Net Advisory Fee	$2,566
Portfolio Turnover	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
United States Treasury Bill	26.7%
Bitwise Solana Staking ETF	23.7%
United States Treasury Bill	15.3%
Invesco Government & Agency Portfolio - Institutional Class	13.4%
United States Treasury Bill	11.5%
Bitwise Solana Staking ETF, Expiration: 04/17/2026; Exercise Price: $10.85	5.4%
United States Treasury Bill	3.8%
United States Treasury Bill	3.8%
Bitwise Solana Staking ETF, Expiration: 04/07/2026; Exercise Price: $11.93 (Short)	-0.5%
Bitwise Solana Staking ETF, Expiration: 04/17/2026; Exercise Price: $10.85 (Short)	-3.9%
[79]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Stablecoin Technology ETF
Shareholder Report [Line Items]
Fund Name	Amplify Stablecoin Technology ETF
Class Name	Amplify Stablecoin Technology ETF
Trading Symbol	STBQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Stablecoin Technology ETF (the “Fund”) for the period of December 22, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify Stablecoin Technology ETF	$17	0.69%
[80],[81]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.69%
Net Assets	$ 1,204,879
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 1,574
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,204,879
Number of Holdings	30
Net Advisory Fee	$1,574
Portfolio Turnover	49%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
iShares Ethereum Trust ETF	6.7%
Grayscale Chainlink Trust ETF	6.4%
Bitwise Solana Staking ETF	6.4%
Mastercard, Inc. - Class A	5.5%
PayPal Holdings, Inc.	5.3%
Visa, Inc. - Class A	5.3%
Block, Inc.	5.0%
Shift4 Payments, Inc. - Class A	5.0%
Figure Technology Solutions, Inc. - Class A	4.8%
Coinbase Global, Inc. - Class A	4.7%
[82]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify TLT U.S. Treasury 12% Option Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify TLT U.S. Treasury 12% Option Income ETF
Class Name	Amplify TLT U.S. Treasury 12% Option Income ETF
Trading Symbol	TLTP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify TLT U.S. Treasury 12% Option Income ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify TLT U.S. Treasury 12% Option Income ETF	$15	0.30%
[83]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 29,094,501
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 35,751
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$29,094,501
Number of Holdings	3
Net Advisory Fee	$35,751
Portfolio Turnover	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
iShares 20+ Year Treasury Bond ETF	73.5%
United States Treasury Note/Bond	26.7%
iShares 20+ Year Treasury Bond ETF, Expiration: 04/02/2026; Exercise Price: $86.00 (Short)	-0.4%
[84]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Tokenization Technology ETF
Shareholder Report [Line Items]
Fund Name	Amplify Tokenization Technology ETF
Class Name	Amplify Tokenization Technology ETF
Trading Symbol	TKNQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Tokenization Technology ETF (the “Fund”) for the period of December 22, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify Tokenization Technology ETF	$17	0.69%
[85],[86]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.69%
Net Assets	$ 654,366
Holdings Count | $ / shares	60
Advisory Fees Paid, Amount	$ 1,280
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$654,366
Number of Holdings	60
Net Advisory Fee	$1,280
Portfolio Turnover	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
iShares Ethereum Trust ETF	6.2%
Grayscale Chainlink Trust ETF	5.9%
Bitwise Solana Staking ETF	5.8%
Bitwise XRP ETF	4.4%
Invesco Government & Agency Portfolio - Institutional Class	2.3%
Industrial & Commercial Bank of China Ltd. - Class H	1.9%
Blackrock, Inc.	1.8%
Ping An Insurance Group Co. of China Ltd. - Class H	1.7%
Akamai Technologies, Inc.	1.6%
JPMorgan Chase & Co.	1.6%
[87]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Travel Tech ETF
Shareholder Report [Line Items]
Fund Name	Amplify Travel Tech ETF
Class Name	Amplify Travel Tech ETF
Trading Symbol	AWAY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Travel Tech ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Travel Tech ETF	$32	0.75%
[88]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.75%
Net Assets	$ 23,994,579
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 121,382
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$23,994,579
Number of Holdings	31
Net Advisory Fee	$121,382
Portfolio Turnover	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Navan, Inc. - Class A	4.9%
Trainline PLC	4.8%
Uber Technologies, Inc.	4.4%
Airbnb, Inc. - Class A	4.3%
Expedia Group, Inc.	4.2%
Booking Holdings, Inc.	4.2%
TripAdvisor, Inc.	4.1%
Lyft, Inc. - Class A	4.1%
eDreams ODIGEO SA	4.0%
Global Business Travel Group I	3.9%
Geographic Breakdown (%)
[89]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Video Game Leaders ETF
Shareholder Report [Line Items]
Fund Name	Amplify Video Game Leaders ETF
Class Name	Amplify Video Game Leaders ETF
Trading Symbol	GAMR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Video Game Leaders ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Video Game Leaders ETF	$26	0.59%
[90]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.59%
Net Assets	$ 34,892,016
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 127,652
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$34,892,016
Number of Holdings	22
Net Advisory Fee	$127,652
Portfolio Turnover	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Advanced Micro Devices, Inc.	10.9%
NVIDIA Corp.	10.1%
Microsoft Corp.	9.7%
Tencent Holdings Ltd.	9.4%
Meta Platforms, Inc. - Class A	8.4%
Sea Ltd.	4.7%
AppLovin Corp. - Class A	4.6%
Electronic Arts, Inc.	4.5%
Sony Group Corp.	4.5%
Nintendo Co. Ltd.	4.3%
[91]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Weight Loss Drug & Treatment ETF
Shareholder Report [Line Items]
Fund Name	Amplify Weight Loss Drug & Treatment ETF
Class Name	Amplify Weight Loss Drug & Treatment ETF
Trading Symbol	THNR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify Weight Loss Drug & Treatment ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Weight Loss Drug & Treatment ETF	$30	0.59%
[92]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 4,150,997
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 9,960
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$4,150,997
Number of Holdings	21
Net Advisory Fee	$9,960
Portfolio Turnover	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Novo Nordisk AS	11.9%
Eli Lilly & Co.	11.6%
Regeneron Pharmaceuticals, Inc.	6.8%
Amgen, Inc.	6.3%
Chugai Pharmaceutical Co. Ltd.	6.0%
CSPC Pharmaceutical Group Ltd.	5.0%
AbbVie, Inc.	4.8%
Arrowhead Pharmaceuticals, Inc.	4.7%
AstraZeneca PLC	4.7%
Pfizer, Inc.	4.6%
[93]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify XRP 3% Monthly Option Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify XRP 3% Monthly Option Income ETF
Class Name	Amplify XRP 3% Monthly Option Income ETF
Trading Symbol	XRPM
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Amplify XRP 3% Monthly Option Income ETF (the “Fund”) for the period of November 17, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify XRP 3% Monthly Option Income ETF	$22	0.75%
[94],[95]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.75%
Material Change Date	Mar. 02, 2026
Net Assets	$ 8,793,159
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 16,525
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$8,793,159
Number of Holdings	10
Net Advisory Fee	$16,525
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Holdings	(%)
Invesco Government & Agency Portfolio - Institutional Class	33.8%
Canary XRP ETF	20.0%
United States Treasury Bill	11.4%
United States Treasury Bill	7.4%
United States Treasury Bill	5.7%
Canary XRP ETF, Expiration: 04/17/2026; Exercise Price: $14.35	3.4%
United States Treasury Bill	3.4%
United States Treasury Bill	2.3%
Canary XRP ETF, Expiration: 04/07/2026; Exercise Price: $15.42 (Short)	-0.5%
Canary XRP ETF, Expiration: 04/17/2026; Exercise Price: $14.35 (Short)	-3.5%
[96]
Material Fund Change [Text Block]	Fund Name Change: Effective on March 2, 2026, XRPM’s name changed to the Amplify XRP 3% Monthly Option Income ETF.
Material Fund Change Name [Text Block]	Effective on March 2, 2026, XRPM’s name changed to the Amplify XRP 3% Monthly Option Income ETF.
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/

[1]
*	Annualized

[2]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Percentages are stated as a percent of net assets.

[4]
*	Annualized

[5]
*	Percentages are stated as a percent of net assets.

[6]
*	Annualized

[7]
*	Percentages are stated as a percent of net assets.

[8]
*	Annualized

[9]
*	Percentages are stated as a percent of net assets.

[10]
*	Annualized

[11]
*	Percentages are stated as a percent of net assets.

[12]
*	Annualized

[13]
*	Percentages are stated as a percent of net assets.

[14]
*	Annualized

[15]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[16]
*	Percentages are stated as a percent of net assets.

[17]
*	Annualized

[18]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[19]
*	Percentages are stated as a percent of net assets.

[20]
*	Annualized

[21]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[22]
*	Percentages are stated as a percent of net assets.

[23]
*	Annualized

[24]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[25]
*	Percentages are stated as a percent of net assets.

[26]
*	Annualized

[27]
*	Percentages are stated as a percent of net assets.

[28]
*	Annualized

[29]
*	Percentages are stated as a percent of net assets.

[30]
*	Annualized

[31]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[32]
*	Percentages are stated as a percent of net assets.

[33]
*	Annualized

[34]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[35]
*	Percentages are stated as a percent of net assets.

[36]
*	Annualized

[37]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[38]
*	Percentages are stated as a percent of net assets.

[39]
*	Annualized

[40]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[41]
*	Percentages are stated as a percent of net assets.

[42]
*	Annualized

[43]
*	Percentages are stated as a percent of net assets.

[44]
*	Annualized

[45]
**	Annualized

[46]
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[47]
*	Percentages are stated as a percent of net assets.

[48]
**	Annualized

[49]
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[50]
*	Percentages are stated as a percent of net assets.

[51]
*	Annualized

[52]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[53]
*	Percentages are stated as a percent of net assets.

[54]
**	Annualized

[55]
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[56]
*	Percentages are stated as a percent of net assets.

[57]
*	Annualized

[58]
*	Percentages are stated as a percent of net assets.

[59]
*	Annualized

[60]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[61]
*	Percentages are stated as a percent of net assets.

[62]
**	Annualized

[63]
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[64]
*	Percentages are stated as a percent of net assets.

[65]
*	Annualized

[66]
*	Percentages are stated as a percent of net assets.

[67]
*	Annualized

[68]
*	Percentages are stated as a percent of net assets.

[69]
*	Annualized

[70]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[71]
*	Percentages are stated as a percent of net assets.

[72]
*	Annualized

[73]
*	Percentages are stated as a percent of net assets.

[74]
*	Annualized

[75]
*	Percentages are stated as a percent of net assets.

[76]
*	Annualized

[77]
**	Annualized

[78]
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[79]
*	Percentages are stated as a percent of net assets.

[80]
**	Annualized

[81]
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[82]
*	Percentages are stated as a percent of net assets.

[83]
*	Annualized

[84]
*	Percentages are stated as a percent of net assets.

[85]
**	Annualized

[86]
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[87]
*	Percentages are stated as a percent of net assets.

[88]
*	Annualized

[89]
*	Percentages are stated as a percent of net assets.

[90]
*	Annualized

[91]
*	Percentages are stated as a percent of net assets.

[92]
*	Annualized

[93]
*	Percentages are stated as a percent of net assets.

[94]
**	Annualized

[95]
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[96]
*	Percentages are stated as a percent of net assets.